FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Foreign Currency Translation [Abstract]
Summary of foreign currency translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$2,640	$(1,490)	$(1,527)
Goodwill	16	149	(126)	(121)
Borrowings	13	(713)	545	479
Deferred income tax liabilities and assets	11	(670)	454	329
Other assets and liabilities		(132)	59	11
		$1,274	$(558)	$(829)